Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical) (Long Contracts [Member])	12 Months Ended
	Dec. 31, 2012 contract	Dec. 31, 2011 contract
2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	2 years	2 years
Contracts	4,077	2,581
Investment settlement date	Mar. 01, 2013	Mar. 01, 2012
5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	5 years	5 years
Contracts	1,181	2,385
Investment settlement date	Mar. 01, 2013	Mar. 01, 2012
10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	10 years	10 years
Contracts	545	1,128
Investment settlement date	Mar. 01, 2013	Mar. 01, 2012
30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Investment Term	30 years	30 years
Contracts	105	279
Investment settlement date	Mar. 01, 2013	Mar. 01, 2012